Segment and Geographic Information	12 Months Ended
Dec. 31, 2011
Segments, Geographical Areas [Abstract]
Segment and Geographic Information
24.	Segment and Geographic Information

The Company is engaged principally in the computer-aided design, manufacturing and trading of integrated circuits. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results of manufacturing operations when making decisions about allocating resources and assessing performance of the Company. The Company believes it operates in one segment. The following table summarizes the Company’s net revenues generated from different geographic locations:

	2011	2010	2009
Total sales:
United States	$726,011,054	$847,851,860	$629,329,696
Europe	35,256,308	39,167,752	20,814,642
Asia Pacific(1)	21,243,469	32,011,201	20,334,967
Taiwan	105,788,242	167,153,780	144,292,302
Japan	356,121	3,187,517	9,685,012
China(2)	430,810,839	443,076,429	213,208,767
	$1,319,466,033	$1,532,448,539	$1,037,665,386

(1)	Not including Taiwan, Japan, China

(2)	Including Hong Kong

Revenue is attributed to countries based on headquarter of operations.

Substantially all of the Company’s long-lived assets are located in the PRC.